Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues:
Number of Operating Segments | segment	3	3
Total segment revenues	¥ 192,379,918	$ 27,096,145	¥ 140,791,683	¥ 173,827,382
Adjusted EBITA:
Total Adjusted EBITA	(2,162,653)		(12,769,133)	(19,173,080)
Share-based compensation expenses	(2,575,340)	(362,729)	(3,424,049)	(24,654,583)
Amortization of intangible assets	(1,003,282)		(1,631,280)	(1,824,762)
Impairment of goodwill and intangible assets acquired from business combination				(2,789,321)
Loss from operations	(5,741,275)	$ (808,642)	(17,824,462)	(48,441,746)
Amortization expenses in connection with business combinations	948,384		1,561,239	1,799,508
China Mobility
Revenues:
Total segment revenues	175,033,586		125,930,620	160,520,747
Adjusted EBITA:
Total Adjusted EBITA	5,308,384		(1,449,926)	6,129,122
International
Revenues:
Total segment revenues	7,842,151		5,863,123	3,622,366
Adjusted EBITA:
Total Adjusted EBITA	(2,322,782)		(4,024,455)	(5,787,976)
Other Initiatives
Revenues:
Total segment revenues	9,504,181		8,997,940	9,684,269
Adjusted EBITA:
Total Adjusted EBITA	¥ (5,148,255)		¥ (7,294,752)	¥ (19,514,226)